Share Purchases and Redemptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Basket
Equity [Abstract]
Minimum number of Baskets that can be purchased	1
Minimum number of Baskets that can be redeemed	1
Integral multiples that individual share holders use to redeem through authorized participant	200,000